Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 86,439	$ 165,955
Other financial assets	55,494	0
Marketable securities	19,343	0
Other current assets	2,765	2,586
Total current assets	164,041	168,541
Non-current assets
Marketable securities	67,449	85,724
Property, plant and equipment	1,078	97
Total non-current assets	68,527	85,821
Total assets	232,568	254,362
Current liabilities
Trade payables	2,707	1,868
Lease liability	260	0
Other current liabilities	3,167	2,678
Total current liabilities	6,134	4,546
Non-current liabilities
Lease liability	661	0
Total non-current liabilities	661	0
Total liabilities	6,795	4,546
Equity attributable to owners
Share capital	1,301	1,301
Additional paid-in capital	291,448	291,448
Other reserves	2,888	2,595
Foreign currency translation reserve	(13,196)	(13,035)
Accumulated deficit	(56,668)	(32,493)
Total equity	225,773	249,816
Total liabilities and equity	$ 232,568	$ 254,362